SEGMENT INFORMATION (Schedule of assets, depreciation and amortization, and capital expenditures by segment) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 232,807		$ 226,729
Depreciation and amortization	1,313	$ 1,305	5,101
Expenditure for segment assets	1,420		11,423
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	80,108		78,541
Depreciation and amortization	252		905
Expenditure for segment assets	632		3,179
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	47,565		45,305
Depreciation and amortization	291		1,107
Expenditure for segment assets	113		839
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	94,967		93,473
Depreciation and amortization	721		2,894
Expenditure for segment assets	638		7,180
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,139		10,321
Depreciation and amortization	89		356
Expenditure for segment assets	37		225
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(972)		(911)
Depreciation and amortization	(40)		(161)
Expenditure for segment assets	$ 0		$ 0